Major restructuring costs - Summary of Major restructuring charges by programme (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of restructuring costs [line items]
Cash	£ 87	£ 307
Non-cash	22	46
Total expense of restructuring activities	109	353	£ 382
Separation restructuring programme
Disclosure of restructuring costs [line items]
Cash	48	200
Non-cash	14	36
Total expense of restructuring activities	62	236
Significant acquisitions
Disclosure of restructuring costs [line items]
Cash	26	59
Non-cash	0	1
Total expense of restructuring activities	26	60
Legacy programmes
Disclosure of restructuring costs [line items]
Cash	13	48
Non-cash	8	9
Total expense of restructuring activities	£ 21	£ 57